Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Basic earnings per share
Net income available to common shareholders									$ 4,814	$ 1,664
Weighted-Average Shares, Basic									4,862	4,862
Basic	$ 0.31	$ 0.27	$ 0.21	$ 0.20	$ 0.06	$ 0.12	$ 0.16		$ 0.99	$ 0.34
Effect of dilutive securities
Stock options & restricted stock, Income
Stock options & restricted stock, Weighted- Average Shares
Diluted earnings per share
Net income available to common shareholders and assumed conversions									$ 4,814	$ 1,664
Weighted-Average Shares, Diluted									4,862	4,862
Diluted	$ 0.31	$ 0.27	$ 0.21	$ 0.20	$ 0.06	$ 0.12	$ 0.16		$ 0.99	$ 0.34